Share-based payment - Additional Information (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accounting effect of share-based payment in income	R$ (536,000,000)	R$ (591,000,000)	R$ (734,000,000)
Options vesting period	5 years
Weighted average fair value of shares	R$ 42.06	35.15	31.24
Percentage of variable compensation paid in cash	50.00%
Percentage of variable compensation paid in shares	50.00%
Period of variable compensation paid in shares	Three years
Partner plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of shares	R$ 32.33	19.45	26.56
Variable compensation [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of shares	R$ 38.23	R$ 21.96	R$ 28.40
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares held by controlling and minority stockholders	0.50%
Options vesting period	7 years
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options vesting period	1 year